ASSETS HELD FOR SALE (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 13, 2015	Dec. 31, 2014
Assets held for sale [Line items]
Amount of cash consideration	$ 1,227
Property, plant and equipment held for sale		1,087
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng") [Member] | Tianyi Culture [Member] | Subsequent event [Member]
Assets held for sale [Line items]
Percentage of economic ownership to be sold	81.00%
Amount of cash consideration	$ 1,227